3. Loans, Allowance for Loan Losses and Credit Quality (Details 7)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of contracts	1	3
Recorded Investment	$ 87,696	$ 147,787
Residential real estate - 1st lien
Number of contracts	1	2
Recorded Investment	$ 87,696	$ 93,230
Residential Real Estate Jr Lien
Number of contracts		1
Recorded Investment		$ 54,557